CHANGE IN ACCOUNTING POLICY	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
CHANGE IN ACCOUNTING POLICY
5.	CHANGE IN ACCOUNTING POLICY

During the current period, the Company made a voluntary change in accounting policy to capitalize the direct and indirect costs incurred before harvest attributable to the biological asset transformation. See note 3 (j). The previous accounting policy was to expense these costs to cost of goods sold during the period in which they were incurred.

These costs are capitalized to biological assets and transferred to inventory upon harvest. The capitalized costs attributable to pre-harvest costs are then expensed to cost of goods sold when the related inventory is sold. The Company believes the new policy is preferable as it matches the recognition of these costs as an expense in the same period in which the revenue is generated. There is no impact on the gross profit, net (loss) income and comprehensive (loss) income, basic and diluted earnings (loss) per share, the statement of financial position, the statement of changes in equity and cash flows used in operating activities as the change in cost of goods sold and amortization expensed to cost of goods sold is offset by the change in fair value changes in biological assets included in inventory sold and unrealized gain on changes in the fair value of biological assets. The impact of the change in accounting policy on each line item of the financial statements is shown in the table below:

	Year ended December 31, 2018			Year ended December 31, 2017
Statement of Net (loss) income and Comprehensive (loss) income	New policy	Original policy	Impact of change	New policy	Original policy	Impact of change
Cost of goods sold	$19,690,162	$25,864,840	$(6,174,678)	$7,680,234	$9,017,787	$(1,337,553)
Amortization expensed to cost of sales	-	-	-	-	1,252,985	(1,252,985)
Gross profit, before the unrealized gain on changes in fair value of biological assets	25,954,981	19,780,303	6,174,678	13,017,530	10,426,992	2,590,538
Fair value changes in biological assets included in inventory sold	17,301,866	23,432,761	(6,130,895)	8,929,308	11,302,969	(2,373,661)
Unrealized gain on changes in fair value of biological assets	(27,840,156)	(40,145,729)	12,305,573	(19,891,851)	(24,856,050)	4,964,199
Gross profit	$36,493,271	$36,493,271	$-	$23,980,073	$23,980,073	$-

	Year ended December 31, 2018			Year ended December 31, 2017
Statement of Cash Flows	New policy	Original policy	Impact of change	New policy	Original policy	Impact of change
Operating Activities
Items not affecting cash:
Biological assets expensed to cost of sales	$17,301,866	$23,432,761	$(6,130,895)	$8,929,308	$11,302,969	$(2,373,661)
Unrealized gain on changes in fair value of biological assets	(27,840,156)	(40,145,729)	12,305,573	(19,891,851)	(24,856,050)	4,964,199
Changes in non-working capital
Inventory and biological assets	(13,857,744)	(7,683,066)	(6,174,678)	(3,529,771)	(939,233)	(2,590,538)
Cash flow used in operating activities	$(20,446,751)	$(20,446,751)	$-	$(501,546)	$(501,546)	$-